Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net sales and other operating revenue	¥ 3,097,246	¥ 3,020,889	¥ 2,890,221	¥ 2,834,095	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Cost of sales, SG&A and R&D expenses													11,092,170	9,333,137	7,716,731
Segment income (loss)	165,293	228,574	171,451	184,963	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	750,281	544,810	231,364
Equity in income of affiliates													132,471	82,723	100,406
Segment assets	15,622,031				13,635,357				11,787,599				15,622,031	13,635,357	11,787,599
Investments in affiliates	562,664				457,376				430,783				562,664	457,376	430,783
Depreciation and amortization													794,720	590,469	554,867
Capital expenditures													1,909,867	1,423,526	1,108,180
Damaged and impairment losses on long-lived assets													3,301	4,773	12,104
Provision for credit and lease residual losses on finance subsidiaries- receivables													18,904	10,059	13,032
Motorcycle Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													1,663,631	1,339,549	1,348,828
Automobile Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													9,176,360	7,709,216	5,805,975
Financial Services Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													698,185	548,506	516,148
Power Product and Other Businesses
Segment Reporting Information [Line Items]
Net sales and other operating revenue													304,275	280,676	277,144
Intersegment
Segment Reporting Information [Line Items]
Net sales and other operating revenue													(42,872)	(37,118)	(39,785)
Intersegment | Automobile Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													(18,569)	(14,374)	(16,767)
Intersegment | Financial Services Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													(10,403)	(11,750)	(10,428)
Intersegment | Power Product and Other Businesses
Segment Reporting Information [Line Items]
Net sales and other operating revenue													(13,900)	(10,994)	(12,590)
Operating Segments
Segment Reporting Information [Line Items]
Net sales and other operating revenue													11,885,323	9,915,065	7,987,880
Cost of sales, SG&A and R&D expenses													11,135,042	9,370,255	7,756,516
Segment income (loss)													750,281	544,810	231,364
Equity in income of affiliates													132,471	82,723	100,406
Segment assets	15,990,649				13,928,954				11,912,090				15,990,649	13,928,954	11,912,090
Investments in affiliates	562,664				457,376				430,783				562,664	457,376	430,783
Depreciation and amortization													794,720	590,469	554,867
Capital expenditures													1,909,867	1,423,526	1,108,180
Damaged and impairment losses on long-lived assets													3,301	4,773	12,104
Provision for credit and lease residual losses on finance subsidiaries- receivables													18,904	10,059	13,032
Operating Segments | Motorcycle Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													1,663,631	1,339,549	1,348,828
Cost of sales, SG&A and R&D expenses													1,498,026	1,229,316	1,206,226
Segment income (loss)													165,605	110,233	142,602
Equity in income of affiliates													36,479	25,606	31,185
Segment assets	1,264,903				1,095,357				1,006,684				1,264,903	1,095,357	1,006,684
Investments in affiliates	102,359				85,039				70,275				102,359	85,039	70,275
Depreciation and amortization													46,038	34,665	43,564
Capital expenditures													57,702	73,513	62,075
Operating Segments | Automobile Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													9,194,929	7,723,590	5,822,742
Cost of sales, SG&A and R&D expenses													8,791,228	7,437,599	5,899,948
Segment income (loss)													403,701	285,991	(77,206)
Equity in income of affiliates													94,506	56,361	68,521
Segment assets	6,398,580				5,759,126				4,955,791				6,398,580	5,759,126	4,955,791
Investments in affiliates	439,556				352,317				343,429				439,556	352,317	343,429
Depreciation and amortization													383,325	290,522	289,845
Capital expenditures													705,696	540,625	349,605
Damaged and impairment losses on long-lived assets															8,260
Operating Segments | Financial Services Business
Segment Reporting Information [Line Items]
Net sales and other operating revenue													708,588	560,256	526,576
Cost of sales, SG&A and R&D expenses													525,832	402,098	356,570
Segment income (loss)													182,756	158,158	170,006
Segment assets	7,980,989				6,765,322				5,644,380				7,980,989	6,765,322	5,644,380
Depreciation and amortization													354,704	256,166	211,325
Capital expenditures													1,131,761	794,869	686,495
Damaged and impairment losses on long-lived assets													3,301	4,773	1,514
Provision for credit and lease residual losses on finance subsidiaries- receivables													18,904	10,059	13,032
Operating Segments | Power Product and Other Businesses
Segment Reporting Information [Line Items]
Net sales and other operating revenue													318,175	291,670	289,734
Cost of sales, SG&A and R&D expenses													319,956	301,242	293,772
Segment income (loss)													(1,781)	(9,572)	(4,038)
Equity in income of affiliates													1,486	756	700
Segment assets	346,177				309,149				305,235				346,177	309,149	305,235
Investments in affiliates	20,749				20,020				17,079				20,749	20,020	17,079
Depreciation and amortization													10,653	9,116	10,133
Capital expenditures													14,708	14,519	10,005
Damaged and impairment losses on long-lived assets															2,330
Reconciling Items
Segment Reporting Information [Line Items]
Cost of sales, SG&A and R&D expenses													(42,872)	(37,118)	(39,785)
Segment assets	¥ (368,618)				¥ (293,597)				¥ (124,491)				¥ (368,618)	¥ (293,597)	¥ (124,491)